Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net

Other intangible assets, net consisted of the following:

December 31, 2021	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	978	(675)	303
Purchased & internally developed software	567	(485)	82
Technologies in progress	52	—	52
Other intangible assets	72	(71)	1
Total	1,669	(1,231)	438

December 31, 2020	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	934	(623)	311
Purchased & internally developed software	537	(461)	76
Technologies in progress	56	—	56
Other intangible assets	72	(70)	2
Total	1,599	(1,154)	445

Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets as at December 31, 2021 is as follows:
Year
2022	106
2023	92
2024	78
2025	55
2026	34
Thereafter	73
Total	438